Shareholder Report, Holdings (Details)	Jan. 31, 2026
Intelligent Real Estate ETF | Digital Core REIT Management Pte. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Intelligent Real Estate ETF | Digital Realty Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Intelligent Real Estate ETF | Equinix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Intelligent Real Estate ETF | American Tower Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Intelligent Real Estate ETF | Crown Castle, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Intelligent Real Estate ETF | STAG Industrial, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Intelligent Real Estate ETF | First Industrial Realty Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Intelligent Real Estate ETF | Iron Mountain, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Intelligent Real Estate ETF | Prologis, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Intelligent Real Estate ETF | Keppel DC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Intelligent Real Estate ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.90%
Intelligent Real Estate ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Intelligent Real Estate ETF | Software & Tech Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Intelligent Real Estate ETF | Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Residential REIT ETF | Diversified Healthcare Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Residential REIT ETF | Equity LifeStyle Properties, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Residential REIT ETF | Equity Residential [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Residential REIT ETF | Ventas, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Residential REIT ETF | UDR, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Residential REIT ETF | Veris Residential, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Residential REIT ETF | Camden Property Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Residential REIT ETF | Sun Communities, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Residential REIT ETF | Invitation Homes, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Residential REIT ETF | Essex Property Trust, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Residential REIT ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Residential REIT ETF | Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%